Other liabilities and provisions	6 Months Ended
Jun. 30, 2022
Other liabilities and provisions
Other liabilities and provisions

6. Other liabilities and provisions

	6/30/2022	12/31/2021

	(€ in thousands)
Accruals for vacation and overtime	469	230
Liabilities from payroll	401	255
Employee bonus	302	512
Accruals for management compensation	182	83
Accrual for warranty	168	292
Accruals for commissions	121	298
Accruals for compensation of Supervisory board	90	180
Liabilities from VAT	41	50
Accruals for licenses	23	92
Others	115	116
Total	1,912	2,108